UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

200A Executive Drive Edgewood, New York	11717
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 200A Executive Drive	Edgewood, NY 11717
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    September 30, 2013

Item 1.  Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.53%
CLOSED-END FUNDS - 25.74%
CONVERTIBLE SECURITIES - 0.33%
Putnam High Income Securities Fund	21,395	$168,379

CORE - 1.10%
Adams Express Company (The)	16,290	201,833
Advent/Claymore Enhanced Growth & Income Fund	4	39
General American Investors Company, Inc.	10,260	350,276
		552,148
CORPORATE DEBT INVESTMENT GRADE-RATED - 1.29%
Federated Enhanced Treasury Income Fund	11,217	144,251
Invesco Van Kampen Bond Fund	28,581	501,311
		645,562
DEVELOPED MARKET - 0.32%
Aberdeen Israel Fund, Inc.	2,400	36,912
Singapore Fund, Inc. (The)	9,401	122,495
		159,407
EMERGING MARKETS - 0.97%
India Fund, Inc. (The)	23,192	444,127
Turkish Investment Fund, Inc. (The)	2,900	43,616
		487,743
GENERAL & INSURED LEVERAGED - 1.07%
Nuveen Dividend Advantage Municipal Fund 2	41,295	535,596

GENERAL BOND - 0.41%
Nuveen Build America Bond Opportunity Fund	11,100	205,794

GLOBAL - 2.47%
Alpine Global Dynamic Dividend Fund	38,759	184,493
Alpine Total Dynamic Dividend Fund	86,461	347,573
Clough Global Allocation Fund	9,798	149,125
Delaware Enhanced Global Dividend and Income Fund	34,702	412,954
Nuveen Global Value Opportunities Fund	11,196	145,436
		1,239,581
GLOBAL INCOME - 0.81%
Nuveen Multi-Currency Short-Term Government Income Fund	39,014	408,867

INCOME & PREFERRED STOCK - 1.78%
John Hancock Premium Dividend Fund	19,800	237,006
Nuveen Quality Preferred Income Fund 3	23,100	182,259
Zweig Total Return Fund, Inc. (The)	36,204	474,272
		893,537
OPTION ARBITRAGE/OPTIONS STRATEGIES - 8.73%
AllianzGI International & Premium Strategy Fund	28,635	302,386
BlackRock Enhanced Equity Dividend Trust	90,200	678,304
BlackRock Global Opportunities Equity Trust	156,832	2,194,080
BlackRock International Growth and Income Trust	156,738	1,206,883
		4,381,653

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
REAL ESTATE - 0.66%
Neuberger Berman Real Estate Securities Income Fund Inc.	73,524	$331,593

SECTOR EQUITY - 5.41%
BlackRock EcoSolutions Investment Trust	23,594	184,033
BlackRock Energy and Resources Trust	14,100	363,921
BlackRock Real Asset Equity Trust	66,980	601,480
BlackRock Utility and Infrastructure Trust	32,873	573,634
Petroleum & Resources Corporation	17,400	470,844
Reaves Utility Income Fund	20,796	521,356
		2,715,268
U.S. MORTGAGE - 0.39%
First Trust Mortgage Income Fund	12,646	194,622

TOTAL CLOSED-END FUNDS		12,919,750

CONSUMER DISCRETIONARY - 9.45%
CBS Corporation - Class B	4,000	220,640
Comcast Corporation - Class A	9,012	406,892
Comcast Corporation - Special Class A	4,250	184,322
CST Brands, Inc.	277	8,255
D.R. Horton, Inc.	2,500	48,575
DIRECTV *	3,000	179,250
Ford Motor Company	12,000	202,440
Gap, Inc. (The)	3,000	120,840
Home Depot, Inc. (The)	9,500	720,575
Johnson Controls, Inc.	3,000	124,500
Lowe's Companies, Inc.	7,000	333,270
Macy's, Inc.	3,000	129,810
News Corporation - Class B *	625	10,269
NIKE, Inc. - Class B	4,000	290,560
Omnicom Group Inc.	2,000	126,880
Starbucks Corporation	3,000	230,910
Time Warner Inc.	6,466	425,527
TJX Companies, Inc. (The)	4,000	225,560
Twenty-First Century Fox, Inc.	2,500	83,500
Viacom Inc. - Class B	3,000	250,740
Walt Disney Company (The)	6,500	419,185
		4,742,500

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 7.04%
Altria Group, Inc.	4,000	$137,400
Coca-Cola Company (The)	17,000	643,960
Costco Wholesale Corporation	2,500	287,800
CVS Caremark Corporation	7,000	397,250
General Mills, Inc.	3,000	143,760
Kraft Foods Group, Inc.	1,000	52,440
Kroger Co. (The)	2,000	80,680
Mondelēz International, Inc. - Class A	3,000	94,260
Walgreen Co.	4,000	215,200
Wal-Mart Stores, Inc.	20,000	1,479,200
		3,531,950
ENERGY - 7.95%
Anadarko Petroleum Corporation	1,000	92,990
Chevron Corporation	4,000	486,000
ConocoPhillips	8,000	556,080
EOG Resources, Inc.	2,000	338,560
Exxon Mobil Corporation	16,000	1,376,640
Hess Corporation	2,000	154,680
Marathon Oil Corporation	4,900	170,912
Phillips 66	3,000	173,460
Schlumberger Limited	5,500	485,980
Valero Energy Corporation	2,500	85,375
Williams Companies, Inc. (The)	2,000	72,720
		3,993,397
FINANCIALS - 12.59%
Allstate Corporation (The)	2,500	126,375
Aon plc	2,500	186,100
BB&T Corporation	4,500	151,875
Berkshire Hathaway Inc. - Class B *	9,000	1,021,590
Capital One Financial Corporation	2,500	171,850
Citigroup, Inc.	12,000	582,120
Discover Financial Services	4,000	202,160
Franklin Resources, Inc.	6,000	303,300
JPMorgan Chase & Co.	22,200	1,147,518
Marsh & McLennan Companies, Inc.	3,000	130,650
MetLife, Inc.	5,500	258,225
Morgan Stanley	9,000	242,550
Prudential Financial, Inc.	2,000	155,960
SunTrust Banks, Inc.	5,000	162,100
Wells Fargo & Company	33,000	1,363,560
Weyerhaeuser Company	4,000	114,520
		6,320,453

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE - 9.12%
Abbott Laboratories	10,000	$331,900
AbbVie Inc.	6,000	268,380
Allergan, Inc.	2,000	180,900
Amgen Inc.	6,000	671,640
Baxter International, Inc.	1,200	78,828
Cigna Corporation	2,000	153,720
Eli Lilly & Company	11,500	578,795
Johnson & Johnson	10,500	910,245
Mallinckrodt public limited company *	250	11,022
McKesson Corporation	2,000	256,600
Medtronic, Inc.	6,000	319,500
Pfizer, Inc.	16,462	472,624
St. Jude Medical, Inc.	2,000	107,280
Stryker Corporation	1,000	67,590
Wellpoint, Inc.	2,000	167,220
		4,576,244
INDUSTRIALS - 7.21%
Boeing Company (The)	3,000	352,500
Deere & Company	3,500	284,865
General Dynamics Corporation	2,000	175,040
General Electric Company	39,000	931,710
Honeywell International Inc.	4,000	332,160
Lockheed Martin Corporation	2,500	318,875
Norfolk Southern Corporation	2,000	154,700
Northrop Grumman Corporation	2,000	190,520
Precision Castparts Corporation	1,500	340,860
Republic Services, Inc.	2,000	66,720
Union Pacific Corporation	2,500	388,350
Waste Management, Inc.	2,000	82,480
		3,618,780
INFORMATION TECHNOLOGY - 13.36%
Apple Inc.	2,000	953,500
Cisco Systems, Inc.	20,000	468,400
Corning, Inc.	6,000	87,540
eBay Inc. *	9,000	502,110
Google Inc. *	1,000	875,910
Hewlett-Packard Company	7,000	146,860
International Business Machines Corporation	3,000	555,540
Microsoft Corporation	36,000	1,199,160
Oracle Corporation	16,600	550,622
QUALCOMM Incorporated	7,000	471,520
Visa Inc. - Class A	4,000	764,400
Yahoo! Inc. *	4,000	132,640
		6,708,202

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Concluded)

Description	No. of Shares	Value
MATERIALS - 1.56%
Air Products & Chemicals, Inc.	1,500	$159,855
Dow Chemical Company (The)	7,000	268,800
Ecolab Inc.	2,000	197,520
International Paper Company	2,300	103,040
Newmont Mining Corporation	2,000	56,200
		785,415
TELECOMMUNICATION SERVICES - 2.67%
AT&T, Inc.	17,589	594,860
Verizon Communications, Inc.	16,000	746,560
		1,341,420
UTILITIES - 1.84%
AES Corporation (The)	4,600	61,134
Consolidated Edison, Inc.	1,500	82,710
Exelon Corporation	3,000	88,920
NextEra Energy, Inc.	2,000	160,320
Public Service Enterprises Group, Inc.	4,000	131,720
Southern Company (The)	6,000	247,080
Xcel Energy Inc.	5,500	151,855
		923,739
TOTAL EQUITY SECURITIES (cost - $43,076,865)		49,461,850

SHORT-TERM INVESTMENTS - 1.0%
MONEY MARKET FUNDS - 1.0%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $502,199)	502,199	502,199

TOTAL INVESTMENTS - 99.53% (cost - $43,579,064)		49,964,049

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.47%		235,166

NET ASSETS - 100.00%		$50,199,215

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2013.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2013:

Cost of portfolio investments	$43,586,188
Gross unrealized appreciation	$7,376,377
Gross unrealized depreciation	(998,516)
Net unrealized appreciation	$6,377,861

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles.   These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level2  inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$49,461,850	$-
Short-Term Investments	502,199	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$49,964,049	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2013, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2013.

The disclosures for the Fund's fiscal year beginning January 1, 2013 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2013, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR on September 6, 2013 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2013

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 25, 2013

* Print the name and title of each signing officer under his or her signature.